Related Party Transactions (Details) - Schedule of Considers Directors and Officers - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Considers Directors and Officers [Abstract]
Salaries, benefits, and director fees	$ 3,808	$ 1,978	$ 873